Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statements to Form 5500
The following is a reconciliation of net assets available for benefits, investment income and interest income on notes receivable per the financial statements to Form 5500 as of December 31, 2025 and 2024, and for the year ended December 31, 2025:

	2025	2024

Net assets available for benefits per the financial statements	$4,223,505,421	$3,918,764,813
Adjustment from contract value to fair value for fully-benefit
responsive investment contracts	(8,415,744)	(20,710,669)
Net assets available for benefits per Form 5500	$4,215,089,677	$3,898,054,144

Total investment income and interest income on notes receivable
from participants per the financial statements	$593,762,662
Adjustment from contract value to fair value for fully-benefit
responsive investment contracts	12,294,925
Investment income per Form 5500	$606,057,587